Summary Of Business And Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
NOTE A - SUMMARY OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Reverse merger transaction

On October 3, 2014, Cybergy Holdings, Inc. (“Cybergy”, “the Company”), formerly Mount Knowledge Holdings, Inc. (“MKHD”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with MK Merger Acquisition Sub, Inc., a wholly-owned subsidiary of MKHD (“Merger Sub”), Access Alternative Group S.A., and Cybergy Partners, Inc. (“Partners”), providing for the merger of Merger Sub with and into Partners (the “Merger”), with Partners surviving the Merger as a wholly-owned subsidiary of MKHD. Pursuant to the Merger Agreement, the shareholders of Partners and MKHD initially exchanged shares in the respective companies for 88% and 12% ownership, respectively, of the surviving company.

The Merger of Partners and MKHD, a non-operating public shell corporation, resulted in the owners and management of Partners obtaining actual and effective voting and operating control of the combined company. The Merger was treated as a public shell reverse acquisition and therefore treated as a capital transaction in substance, rather than a business combination. The historical financial statements of MKHD before the Merger were replaced with the historical financial statements of Partners before the Merger. As a result of the Merger, Cybergy acquired the business of Partners, and has continued the existing business operations of Partners.

All share amounts have been converted to post-merger and post reverse split equivalents.

History

Cybergy, a Nevada corporation, is a holding company for our wholly-owned subsidiary, Cybergy Partners, Inc.

Cybergy Partners, Inc. (previously Civergy, Inc.) was formed in 2013 to facilitate the acquisitions of New West Technologies, LLC (“New West”) and Cybergy Labs, LLC (formerly Bion Enterprises, LLC) (“Labs”). Partners is an operational-focused firm, committed to building a premier, full spectrum, assistance and advisory services and products provider to the federal government, state governments, and private clients through a disciplined execution of an organic growth and accretive acquisition strategy.

Effective January 1, 2014, Partners entered into an Equity Purchase Agreement (the “EPA”) with the Member of New West. Under the EPA, Partners purchased all the assets, liabilities, and equity of New West for a purchase price of approximately $7.4 million. Additionally, Partners and Labs entered into a Share Exchange Agreement effective January 1, 2014, whereby Labs transferred all assets, liabilities and equity to Partners in exchange for 4,851,258 shares of Series C preferred stock.

New West was formed in the state of Colorado in January 1998 as Heritage Technologies, LLC and was reorganized as New West Technologies, LLC in the state of Colorado in September 2004. New West provides technical, management, and analytical solutions in the areas of advanced transportation technology; engineering systems; environmental analysis; policy, regulatory and outreach support; program planning and evaluation; renewable energy systems; systems analysis and deployment; and Tribal development.

During 2013, NWBSS, LLC (NWBSS) was formed as a limited liability company in the state of Colorado and was a wholly-owned subsidiary of New West. NWBSS did not have any activity during 2013. NWBSS was spun out as a wholly-owned subsidiary of Partners in September 2014 and changed its name to Primetrix. Primetrix is a business services provider designed to give organizations the edge they need when facing the demands of a dynamic and complex government contracting environment. Primetrix offers the opportunity for small and medium-sized businesses to leverage efficiencies of scale in back office support, streamlining operations, ensuring compliance with federal government regulations and guidelines, and providing the knowledge they need to make the best decisions for the health of their brands.

New West-Energetics Joint Venture, LLC, formerly EnergyWorks Joint Venture, LLC (the “JV”), was organized in the state of Maryland in 2006. The JV was created by its members to bid on a specific procurement with the U.S. Department of Energy for technical, engineering, analytical, and management support services and was approved to do so by the U.S. Small Business Administration. New West owns 51% of the JV.

Formed in 2011, Labs is a Software-as-a-Service (SaaS) firm, focused on four primary areas: intellectual property protection, business intelligence, workflow management, and fighting fraud. Labs’ flagship product, SmartFile, is a document tracking software – monitoring human interaction with their digital documents. Labs specializes in innovative solutions to critical problems, has expertise in grant proposal writing – for R&D grant funding, and is a technology accelerator with experience in business development in “Tech to Market” programs for the U.S. Federal Government and the commercial sector. In 2014, Labs expanded its scope to including other technologies focused on critical infrastructure solutions.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements of Cybergy Holdings, Inc. (“Cybergy”, “Company”, “we”, “us” or “our”) have been prepared by us pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The information reflects all normal and recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the financial position of the Company and its results of operations for the interim periods set forth herein.

The accompanying consolidated financial statements for 2014 include the accounts of Cybergy, its wholly-owned subsidiaries; Partners, New West, Primetrix, Labs, and its 51% owned New West-Energetics Joint Venture, LLC (“JV”).

The accompanying consolidated financial statements for 2013 include the accounts of Partners from inception in June 2013 and Labs from the date the entities were under common control in June 2013 to December 2013.

All intercompany accounts and transactions have been eliminated in consolidation. The Company’s fiscal year ends on December 31. Our period ending date is referred to herein as December 2014 and 2013. Our fiscal periods are referred to herein as 2014 and 2013.

Going Concern

In 2014, the company had negative cash flow from operations due to declining gross margin, increased personnel costs as well as M&A costs related to the acquisition and merger. The decline in gross margin was due primarily to the delay on the transition from our JV contract to the follow-on MOTS contract with the Department of Energy. Operating cash flow in 2015 remains negative due to the continued delay in the transition to the follow-on contract. We expect to incur additional operating losses for the year ending December 2015.

The Company does not currently believe that its existing cash resources are sufficient to meet its anticipated needs for the year ending December 2015. We need to obtain significant additional capital resources in order to develop products and fund operations and make scheduled debt payments.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has a history of recurring losses and had negative working capital at December 2014.

There can be no assurance that the Company will be successful in reducing its negative operating cash flows, and that such cash flows will be sufficient to sustain the Company’s operations through 2015. Nor can there be any assurance that the Company can raise additional capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements were prepared assuming that the Company is a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management’s plans in regard to these matters are focused on managing its cash flow, the proper timing of its capital expenditures, and raising additional capital or financing in the future.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates affecting the financial statements include accruals for contract reserves, recoverability of goodwill and intangible assets and earn-out obligations related to the acquisition of New West, warrant, conversion, and put valuations and income taxes. The valuation of the warrant, conversion, and put derivative liabilities using a Lattice model is based upon interest rates, stock prices, maturity estimates, volatility and other factors. The Company believes these estimates and assumptions are reliable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions. It is at least reasonably possible that the estimates used will change in the near term.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash and cash equivalents. The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests.

Concentration of Credit Risk/Fair Value of Financial Instruments

Financial instruments that potentially subject us to concentration of credit risk consist primarily of cash, cash equivalents and trade receivables. We believe that concentrations of credit risk with respect to trade receivables are limited as they are primarily from government agencies.

Credit Risk

The Company grants credit in the normal course of business to customers in the United States. The Company periodically performs credit analysis and monitors the financial condition of its customers to reduce credit risk. Contracts with the federal government, either as a prime or subcontractor, accounted for approximately 94% of revenues and one customer accounted for 89% of total revenues during 2014. At December 2014 the same customer accounted for 74% of total contract receivables.

Financial Instruments

The Company uses fair value measurements in areas that include, but are not limited to: the allocation of purchase price consideration to tangible and identifiable intangible assets and valuation of derivative liabilities. The carrying values of cash and cash equivalents, contract receivables, accounts payable, and other current assets and liabilities approximate their fair values because of the short-term nature of these instruments. The carrying value of our bank debt approximates fair value due to the variable nature of the interest rates under our Credit Facility and current rates available to the Company for debt with similar terms and risk. Since the put option is embedded in an outstanding share, management chose the “fair value option” in which the entire instrument (the common stock and the put feature) is recorded at fair value.

The conversion features embedded in, and warrants attached to, the convertible debentures and the put liability are valued at estimated fair value utilizing a Lattice model. The Company, using available market information and appropriate valuation methodologies, has estimated the fair value of its financial instruments. However, considerable judgment is required in interpreting data to develop the estimates of fair value.

Contract Receivables

The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated credit risk by evaluating customers' creditworthiness and actively pursuing past due accounts. Management of the Company reviews the collectability of customer receivables on an individual basis based on its historical collection experience with customers. Many of the Company's customers are governmental agencies and are, therefore, subject to the terms and conditions of the Prompt Payment Act, which, with certain exceptions, requires the U.S. government to pay the Company within 30 days from the date of submission of a properly prepared invoice.

U.S. government contract receivables arise from long-term U.S. government prime contracts and subcontracts. Unbilled contract receivables represent services provided but not yet billed. The amount reflects the actual amount anticipated to be billed. The Company evaluates unbilled amounts for collectability based on estimates of work-in-progress that may not be billed based on knowledge of individual balances.

The Company does not accrue finance or interest charges on its receivables.

Contract receivables determined to be uncollectible are expensed in the period such determination is made. No allowance was considered necessary as of December 2014.

Property and Equipment

Property and equipment are stated at cost. Equipment under capital leases is valued at the lower of fair market value or net present value of the minimum lease payments at inception of the lease. Depreciation is provided utilizing the straight-line method over the estimated useful lives for owned assets, ranging from three to seven years, and the related lease terms for leasehold improvements and equipment under capital leases. The cost of normal maintenance and repairs is charged to operating expenses as incurred. Material expenditures that increase the life of an asset are capitalized and depreciated over the estimated remaining useful life of the asset. The cost of properties sold, or otherwise disposed of, and the related accumulated depreciation or amortization, are removed from the accounts, and any gains or losses are reflected in current operations.

Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recovered. The Company looks primarily to the undiscounted future cash flows in its assessment of whether or not long-lived assets have been impaired. There were no impairments during 2014 and 2013.

Goodwill

We review goodwill for impairment annually during the fourth quarter or whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable.

We first evaluate qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of the reporting unit is less than its carrying amount, including goodwill. If after qualitatively assessing the totality of events or circumstances we determine that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then further testing is unnecessary. If after assessing the totality of events or circumstances, we determine that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the reporting unit shall estimate the fair value of the reporting unit and compare the fair value of the reporting unit with its carrying amount, including goodwill, as discussed below.

In assessing whether it is more likely than not that an indefinite-lived intangible asset is impaired, we assess relevant events and circumstances that could affect the significant inputs used to determine the fair value.

The quantitative impairment test for an indefinite-lived intangible asset consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, a reporting unit shall recognize an impairment loss in an amount equal to that excess.

The quantitative goodwill impairment test involves a two-step process. In the first step, we compare the fair value of each reporting unit to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, we must perform the second step of the impairment test to measure the amount of impairment loss. In the second step, the reporting unit's fair value is allocated to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a hypothetical analysis that calculates the implied fair value of goodwill in the same manner as if the reporting unit was being acquired in a business combination. If the implied fair value of the reporting unit's goodwill is less than the carrying value, the difference is recorded as an impairment loss.

Intangibles

Intangible assets consist of the value of customer relationships, trademark and trade names, non-compete agreements and patents. We amortize intangible assets on a straight-line basis over their estimated useful lives unless their useful lives are determined to be indefinite. The amounts we record related to acquired intangibles are determined by us considering the results of independent valuations. Our intangibles are amortized over their estimated useful lives of 1 to 15 years with a weighted-average life of 6.3 years remaining as of December 2014.

Deferred Rent

The Company recognizes rental expense on a straight-line basis over the life of the agreement. Deferred rent is recognized as the difference between cash payments and rent expense, including any landlord incentives.

Derivative liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency.

The Company reviews the terms of convertible debt and equity instruments it issues to determine whether there are derivative instruments, including an embedded conversion or put options that are required to be bifurcated and accounted for separately as a derivative financial instrument. In circumstances where a host instrument contains more than one embedded derivative instrument, including a conversion option, that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument. Also, in connection with the sale of convertible debt and equity instruments, the Company may issue freestanding warrants or put options that may, depending on their terms, be accounted for as derivative instrument liabilities, rather than as equity.

Derivative instruments are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense. When the convertible debt or equity instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds allocated to the convertible host instruments are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the convertible instruments themselves, usually resulting in those instruments being recorded at a discount from their face value. The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense, using the effective interest method.

The Company has determined that certain of the features (specifically, the embedded conversion feature, the mandatory conversion feature, the anti-dilution provisions, and default interest) embedded in its Convertible debentures were not considered “clearly and closely related” to the economic characteristics of the Convertible debenture, nor did they meet the definition of being indexed to the Company’s own stock. The Company applies the applicable accounting provisions for the accounting of the valuation of these features and associated warrants. The liability is adjusted quarterly to the estimated fair value based upon then current market conditions. The Company records the change in the estimated fair value of the derivative liability in other expense.

The derivative liability was valued using a combination of a Brownian Motion technique and a Binomial Lattice (“Lattice”) model. A Lattice approach is a preferred valuation methodology relative to a closed-form option pricing model (e.g., a Black-Scholes option pricing model) because (i) it embodies all of the assumptions that market participants would likely consider in negotiating the transfer of the Convertible debentures, (ii) it simulates the exercise of the Convertible debentures prior to the expiration date, and iii) it incorporates potential variability for inputs that are not static such as the occurrence of a mandatory conversion, an event of default or a dilutive issuance. The Lattice model utilizes interest rates, stock prices, contractually remaining term of the underlying financial instruments and volatility factors. We utilize historical volatility over a period generally commensurate with the remaining contractual term of the underlying financial instruments and use daily intervals for price observations. However, the Company does not have sufficient trading activity on which to base an estimate of future stock price volatility. Therefore, management determined that use of historical volatility of a comparable peer group over a term consistent with the remaining contractual terms of the Convertible debentures was the best indicator of the stock’s future volatility. The Company believes these estimates and assumptions are reliable. However, these estimates and assumptions may change in the future based on actual experience as well as market conditions.

Revenue Recognition

Substantially all of our work is performed for our customers on a contract basis based on time and materials. Revenues result from work performed on these contracts by our employees and our subcontractors and from costs for materials and other work related costs allowed under our contracts.

Revenues for time and materials contracts are recorded on the basis of contract allowable labor hours worked multiplied by the contract defined billing rates, plus the direct costs and indirect cost burdens associated with materials and subcontract work used in performance on the contract. Generally, gross profit on time and materials contracts result from the difference between the cost of services performed and the contract defined billing rates for these services.

Under certain contracts with the U.S. government and other governmental entities, contract costs, including indirect costs, are subject to audit by and adjustment through negotiation with governmental representatives. Revenue is recorded in amounts expected to be realized on final settlement of any such audits.

Share-Based Compensation

We account for share-based awards in accordance with the applicable accounting rules that require the measurement and recognition of compensation expense for all share-based payment awards based on estimated fair values. That cost is recognized over the requisite service period in which the employee is required to provide service in exchange for the award, which is usually the vesting period.

Net Earnings (Loss) per Share of Common Stock

Basic earnings (loss) per common share are computed by dividing net earnings (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period adjusted to reflect potentially dilutive securities. The computation of earnings (loss) per share is based on the weighted average number of shares outstanding during each of the periods based upon the exchange ratio of shares issued in the merger. The shareholders of Partners received Series C preferred stock in connection with the Merger, therefore the exchange ratio to common stock was zero. In 2013 and through the merger date in 2014, there were no outstanding common shares.

Potentially dilutive shares

The holders of Series C preferred stock do not share in the earnings of Cybergy. The following outstanding securities were excluded from the calculation of earnings (loss) per share as the effect of the assumed exercise or conversion would be anti-dilutive:

	2014	2013
Warrants	7,063,775	17,594,794
Convertible debentures	80,313,600	-
Series C preferred stock	523,784,355	-
Total	611,161,730	17,594,794

Income Taxes

The current provision for income taxes represents estimated amounts payable or refundable on tax returns filed or to be filed for the year. Deferred tax assets and liabilities are recorded for the estimated future tax effects of temporary differences between the tax basis of assets and liabilities and amounts reported in the consolidated balance sheets. Deferred tax assets are also recognized for net operating loss and tax credit carryovers. The overall change in deferred tax assets and liabilities for the period measures the deferred tax expense or benefit for the period. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period of enactment.

When appropriate, we record a valuation allowance against net deferred tax assets to offset future tax benefits that may not be realized. In determining whether a valuation allowance is appropriate, we consider whether it is more likely than not that all or some portion of our deferred tax assets will not be realized, based in part upon management’s judgments regarding future events and past operating results.

The Company follows the guidance of Accounting Standards Codification ("ASC") Topic 740, Accounting for Uncertainty in Income Taxes. ASC Topic 740 prescribes a more-likely-than-not measurement methodology to reflect the financial statement impact of uncertain tax positions taken or expected to be taken in a tax return.

Interest and penalties associated with tax positions are recorded in the period assessed as an adjustment to income tax expense. No interest or penalties have been assessed as of December 2014.

Segment Information

The Company currently operates in one business segment providing engineering and analysis of clean energy, smart grid and environmental technologies.

Reclassifications

Certain reclassifications were made to the 2013 financial statements in order to conform to the presentation of the 2014 financial statements. The reclassifications did not have any effect on the previously reported net loss.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) amended the FASB Accounting Standards Codification and released Accounting Standards Update 2014-09 (ASU 2014-09), Revenue from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

·	Identify the contract(s) with a customer.
·	Identify the performance obligations in the contract.
·	Determine the transaction price.
·	Allocate the transaction price to the performance obligations in the contract.
·	Recognize revenue when (or as) the entity satisfies a performance obligation.

ASU 2014-09 is effective for annual reporting periods beginning after September 15, 2016. We will assess the impact of ASU 2014-09 on our consolidated financial position and results of operations in 2015.

In August 2014, FASB released Accounting Standards Update 2014-15, Presentation of Financial Statements—Going Concern, (Subtopic 205-40), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. In connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). If conditions or events raise substantial doubt about an entity’s ability to continue as a going concern, and substantial doubt is not alleviated after consideration of management’s plans, an entity should include a statement in the footnotes indicating that there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or available to be issued). ASU 2014-15 is effective for annual reporting periods beginning after December 15, 2016. We will assess the impact of ASU 2014-15 on our consolidated financial position and results of operations in 2015.